Schedule II	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure
Liberty Property Trust and Liberty Property Limited Partnership
Schedule II (in thousands)

The following table details the activity for the allowance for doubtful accounts.

	Balance at December 31, 2017	Additions	Deductions	Balance at December 31, 2018
Allowance for Doubtful Accounts - Straight Line Rent	$549	$1,431	$(647)	$1,333
Allowance for Doubtful Accounts - Accounts Receivable	6,063	5,925	(6,905)	5,083
Total	$6,612	$7,356	$(7,552)	$6,416

	Balance at December 31, 2016	Additions	Deductions	Balance at December 31, 2017
Allowance for Doubtful Accounts - Straight Line Rent	$530	$1,729	$(1,710)	$549
Allowance for Doubtful Accounts - Accounts Receivable	6,802	7,248	(7,987)	6,063
Total	$7,332	$8,977	$(9,697)	$6,612

	Balance at December 31, 2015	Additions	Deductions	Balance at December 31, 2016
Allowance for Doubtful Accounts - Straight Line Rent	$581	$824	$(875)	$530
Allowance for Doubtful Accounts - Accounts Receivable	6,317	4,950	(4,465)	6,802
Total	$6,898	$5,774	$(5,340)	$7,332